Warrants and Safe Agreements	3 Months Ended
Mar. 31, 2023
Warrants And Safe Agreements [Abstract]
WARRANTS AND SAFE AGREEMENTS

NOTE 10 — WARRANTS AND SAFE AGREEMENTS

Public and Private Placement Warrants

In conjunction with the closing of the Business Combination, on February 13, 2023, the Company assumed a total of 23,332,500 warrants to purchase one share of the Company’s Class A Common Stock with an exercise price of $11.50 per share, subject to adjustment. Of the warrants, 16,487,500 Public Warrants were originally issued in the IPAX initial public offering (the “IPO”) and 6,845,000 Private Placement Warrants were originally issued in a private placement in connection with the IPO. The Company evaluated the terms of the warrants and determined they meet the criteria in ASC 815, “Derivatives and Hedging”, to be classified in shareholders’ equity upon issuance. The warrants became exercisable 30 days after the Closing of the Business Combination, and will expire five years after the Closing of the Business Combination.

The Private Placement Warrants are identical to the Public Warrants except that the Private Warrants may not, subject to certain limited exceptions, be transferred assigned or sold by the holders until 30 days after the Closing of the Business Combination. The Public and Private Private Warrants do not entitle the holder to any voting rights, dividends or other rights as a shareholder of the Company prior to exercise.

Once the warrants become exercisable, the Company may redeem the outstanding warrants, in whole or in part, at a price of $0.01 per warrant upon a minimum of 30 days prior written notice of redemption and if, and only if, the closing price of the Company’s Class A Common Stock equals or exceeds $18.00 per share (as adjusted for adjustments to the number of shares issuable upon exercise pursuant to any anti-dilution adjustments) for any 20 days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders. The number of Class A Common Stock issuable on exercise of each warrant will be increased in proportion to certain increases in outstanding Class A Common Stock including any share capitalization payable, sub-division of shares or other similar events.

During the three months ended March 31, 2023, 218,205 Public Warrants were exercised resulting in the issuance of an equal number of shares of Class A Common Stock. The Company received cash proceeds of approximately $2.2 million and recorded a warrant receivable for approximately $267 thousand included in prepaids and other current assets in our condensed consolidated balance sheets as of March 31, 2023. The warrant receivable was collected by the Company in April 2023.

Series A Preferred Warrants

In conjunction with the issuance of Series A Preferred Stock at closing of the Business Combination, the Company issued 541,667 Series A Preferred Warrants (the “Preferred Warrants”) to purchase one share of the Company’s Class A Common Stock with an exercise price of $15.00, subject to adjustment. The Company evaluated the terms of the warrants and determined they meet the criteria to be classified in shareholders’ equity upon issuance.

The Preferred Warrants were immediately exercisable upon issuance and expire five years from the closing of the Business Combination. The Preferred Warrants include customary cash and cashless exercise provisions and may be exercised on a cashless basis if, at any time after the six month anniversary of the closing, there is not an effective registration statement with respect to the Class A Common Stock. The Preferred Warrants automatically exercise on a cashless basis at expiration. Other than the exercise price, the Preferred Warrants have the same terms and conditions as the Public Warrants. The Preferred Warrants do not entitle the holder to any voting rights, dividends or other rights as a shareholder of the Company prior to exercise.

As of March 31, 2023, there have been no exercises of the Preferred Warrants.

Prior to closing of the Business Combination, Intuitive Machines, LLC issued six SAFE Agreements in late 2021 and early 2022. The funds received upon issuance of the SAFE Agreements were used to fund operations. Pursuant to the guidance under ASC 480 “Distinguishing Liabilities from Equity,” management determined that the SAFE Agreements should initially be recorded as liabilities at fair value and subsequently remeasured at fair value with changes recognized in earnings until conversion at a qualifying financing event or termination of the SAFE Agreements. As of December 31, 2022, the SAFE Agreements had a fair value of $18.3 million recorded as a long term liability in the condensed consolidated balance sheets.

As a result of closing of the Business Combination, the SAFE Agreements were converted into 2,066,667 shares of Class A Common Stock. At closing, the fair value of the SAFE Agreements was estimated at $20.7 million resulting in a change in fair value of SAFE Agreements of approximately $2.4 million recorded in the condensed consolidated statements of operations for the three months ended March 31, 2023.